Leases - Summary of Components of Operating Lease Expense (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease, Cost [Abstract]
Operating lease expense	¥ 340,744	¥ 125,867	¥ 107,850
Short-term lease expense	102,901	30,201	15,033
Total lease expenses	¥ 443,645	¥ 156,068	¥ 122,883